GEOGRAPHIC AND CUSTOMER INFORMATION - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Number of customers	one	three	one
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	82.00%	51.00%	64.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		22.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		10.00%